Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)		Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Net of unamortized discounts (in Dollars)		$ 0	$ 358,284	$ 717,260
Common stock, par value (in Dollars per share)	[1]	$ 0.0007	$ 0.0007
Common stock, shares authorized	[1]	150,000,000	150,000,000
Common stock, shares issued	[1]	1,304,699	255,734
Common stock, shares outstanding	[1]	1,304,699	255,734
Previously Reported
Common stock, par value (in Dollars per share)			$ 0.00001	$ 0.00001
Common stock, shares authorized			150,000,000	150,000,000
Common stock, shares issued			17,901,353	10,545,251
Common stock, shares outstanding			17,901,353	10,545,251

[1]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024